Label	Element	Value
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Oakmark International Small Cap Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Oakmark International Small Cap Fund seeks long-term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock	Below are the fees and expenses that you would pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None.
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	40.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. In determining whether an issuer is a U.S. or non-U.S. company, the Fund considers various factors including, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of "small cap companies." A small cap company is one whose market capitalization is no greater than the largest market capitalization of any company included in the S&P EPAC (Europe Pacific Asia Composite) Small Cap Index ($15.64 billion as of December 31, 2024).

The Fund may invest in non-U.S. markets throughout the world, including emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. Ordinarily, the Fund will invest in the securities of at least five countries outside the United States. There are no geographic limits on the Fund's non-U.S. investments.

The Fund uses a value investment philosophy in selecting equity securities. This value investment philosophy is based upon the belief that, over time, a company's stock price converges with the Adviser's estimate of the company's intrinsic value. By "intrinsic value," the Adviser means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Adviser believes that investing in securities priced significantly below what it believes is a company's intrinsic value presents the best opportunity to achieve the Fund's investment objective. A company trading below its estimated intrinsic value is sometimes referred to as trading at a discount.

The Adviser uses this value investment philosophy to identify companies that have discounted stock prices compared to what the Adviser believes are the companies' intrinsic values. In assessing such companies, the Adviser looks for a number of attractive attributes which could include: (1) free cash flows; (2) earnings that are growing and are reasonably predictable; and (3) high level of company management alignment with shareholders.

Key Tenets of the Oakmark Value Investment Philosophy:
1.  Buy businesses that are trading at a significant discount to the Adviser's estimate of the company's intrinsic value. At the time the Adviser buys a company, the Adviser wants the company's stock to be inexpensive relative to what it believes the entire business is worth.
2.  Invest with companies expected to grow shareholder value over time. Value investors can sometimes fall into the trap of buying a stock that is inexpensive for a reason—because the company just does not grow. The Adviser looks for businesses that are expected to achieve a combination of dividend yield and per-share growth in business value that is above-average.
3.  Invest with management teams that think and act as owners. The Adviser seeks out companies with management teams that understand the dynamics of per share value growth and are focused on achieving such growth. Stock ownership and incentives that align managements' interests with those of shareholders are key components of this analysis.

In making its investment decisions, the Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Adviser's analysts typically visit companies and conduct other research on the companies and their industries.

Once the Adviser identifies a stock that it believes is selling at a significant discount to the Adviser's estimated intrinsic value and that the company possesses the other key tenets of the investment philosophy, the Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches its estimated intrinsic value. This means the Adviser sets specific "buy" and "sell" targets for each stock the Fund holds. The Adviser monitors each portfolio holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.

The Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds forty to seventy stocks rather than hundreds, and as a result, a higher percentage of the Fund's total assets may at times be invested in a particular region, sector or industry.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance. The indices, which are described in "Descriptions of Indices" in the prospectus, have characteristics relevant to the Fund's investment strategy. The Fund's Advisor Class and Institutional Class each commenced operations on November 30, 2016 and the R6 Class commenced operations on December 15, 2020. Updated performance information is available on Oakmark.com or by calling 1-800-OAKMARK (625-6275).

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below can help you evaluate the potential risk and reward of investing in the Fund by showing changes in the performance of the Fund's Investor Class Shares from year to year. The performance table illustrates the volatility of the Fund's historical returns over various lengths of time and shows how the Fund's average annual returns compare with those of one or more broad measures of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-OAKMARK (625-6275)
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	Oakmark.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes), as provided by the bar chart and performance table that follow, is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Investor Class Shares Total Returns for Years Ended December 31 (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Since 2015, the highest and lowest quarterly returns for the Fund's Investor Class Shares were:
• Highest quarterly return: 27.8%, during the quarter ended December 31, 2022
• Lowest quarterly return: -38.3%, during the quarter ended March 31, 2020

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	27.80%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(38.30%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(does not reflect the deduction of fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from foreign tax credits or any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts or individual retirement accounts. In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from foreign tax credits or any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown only for Investor Class Shares. After-tax returns for Advisor Class Shares, Institutional Class Shares, and R6 Class Shares will vary from returns shown for Investor Class Shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2024
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the Fund.
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk. The Fund is subject to market risk—the risk that securities markets and individual securities will increase or decrease in value. Market risk applies to every market and every security. Security prices may fluctuate widely over short or extended periods in response to adverse issuer, political, geopolitical (including wars or acts of terrorism), regulatory, market, economic, sanctions, global health crises or pandemics, environmental, or other developments that may cause broad changes in market value, stability, and public perceptions concerning these developments, and adverse investor sentiment. In addition, securities markets tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as "volatility," which, at times, can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events, such as global health crises or pandemics, and conditions that may not readily appear to directly relate to such securities, the securities' issuer or the markets in which they trade. In addition, some companies may have substantial foreign operations or holdings and may involve additional risks relating to those markets, including but not limited to political, economic, regulatory, or other conditions in foreign countries, as well as currency exchange rates.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Small Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small Cap Securities Risk. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. Therefore, when purchasing and selling smaller cap securities, the Fund may experience higher transactional costs due to the length of time that might be needed to purchase or sell such securities. Additionally, if the Fund is forced to sell securities to meet redemption requests or other cash needs, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. Smaller companies also may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Focused Portfolio Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Focused Portfolio Risk. The Fund's portfolio tends to be invested in a relatively small number of stocks—forty to seventy rather than hundreds. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund's net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund's volatility and may lead to greater losses.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Non-U.S. Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-U.S. Securities Risk. Investments in securities issued by entities based outside the United States may involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may be difficult to predict and may result in the Fund experiencing rapid and extreme value changes due to currency controls; trade barriers, sanctions and other protectionist trade policies (including those of the U.S.); different accounting, auditing, financial reporting, and legal standards and practices; political and diplomatic changes and developments; expropriation; changes in tax policy; a lack of available public information regarding non-U.S. issuers; greater market volatility; a lack of sufficient market liquidity; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in issuers located in developing and emerging countries, and in issuers in more developed countries that conduct substantial business in such developing and emerging countries. Fluctuations in the exchange rates between currencies may negatively affect an investment in non-U.S. securities. Different markets or regions may react to developments differently than one another or the U.S. Investments in securities issued by entities domiciled in the U.S. also may be subject to many of these risks. The Fund may hedge its exposure to foreign currencies. Although hedging may be used to protect the Fund from adverse currency movements, the use of such hedges may reduce or eliminate the potentially positive effect of currency revaluations on the Fund's total return, and there is no guarantee that the Fund's hedging strategy will be successful.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk. From time to time, the trading market generally or for a particular investment or instrument in which the Fund is invested, including securities of smaller companies and securities of issuers located outside the United States, may become less liquid or even illiquid. Illiquid investments can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that they may not be sold for the price at which the Fund is carrying them. The securities of smaller companies may trade less frequently and in smaller volumes, and as a result, may be less liquid than securities of larger companies. This risk may be heightened with investments in issuers located in developing and emerging countries. Market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. Certain investments that were liquid when a Fund purchased them may become illiquid, sometimes abruptly. The inability to sell an investment can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Markets Risk. The risks of investing in non-U.S. securities may be heightened for securities of issuers located in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging market countries may also have less developed legal and accounting systems. In addition to all of the risks of investing in non-U.S. securities, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Common Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Common Stock Risk. Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company's business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company's assets including, debt holders and preferred stockholders; therefore, the Fund could lose money if a company in which it invests becomes financially distressed.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Region, Sector or Industry Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Region, Sector or Industry Risk. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry, or the perception of that region, sector or industry, may have a significant impact on the performance of the Fund's overall portfolio. Individual regions, sectors or industries may be more volatile, and may perform differently, than the broader market.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Capitalization Risk. Investing primarily in issuers in one market capitalization category carries the risk that due to current market conditions, that category may be out of favor with investors.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Value Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Value Style Risk. Investing in "value" stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies' intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.20%	[1]
Other expenses	oef_Component2OtherExpensesOverAssets	0.14%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,601
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.18%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,420
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.09%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,317
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | R6 Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.07%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,294
Oakmark International Small Cap Fund | MSCI World ex U.S. Index (Net) (does not reflect the deduction of fees, expenses or taxes)*
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.70%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.10%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.26%	[2]
Oakmark International Small Cap Fund | MSCI World ex U.S. Small Cap Index (Net) (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.76%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.49%
Oakmark International Small Cap Fund | Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	0.74%
Annual Return [Percent]	oef_AnnlRtrPct	6.30%
Annual Return [Percent]	oef_AnnlRtrPct	26.08%
Annual Return [Percent]	oef_AnnlRtrPct	(23.73%)
Annual Return [Percent]	oef_AnnlRtrPct	31.90%
Annual Return [Percent]	oef_AnnlRtrPct	5.02%
Annual Return [Percent]	oef_AnnlRtrPct	19.11%
Annual Return [Percent]	oef_AnnlRtrPct	(14.46%)
Annual Return [Percent]	oef_AnnlRtrPct	19.52%
Annual Return [Percent]	oef_AnnlRtrPct	(2.93%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.93%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.36%
Oakmark International Small Cap Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(4.09%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.65%
Oakmark International Small Cap Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.53%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.47%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.25%
Oakmark International Small Cap Fund | Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.81%)	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.57%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.48%	[3]
Performance Inception Date	oef_PerfInceptionDate	Nov. 30, 2016
Oakmark International Small Cap Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.73%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.66%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.55%	[4]
Performance Inception Date	oef_PerfInceptionDate	Nov. 30, 2016
Oakmark International Small Cap Fund | R6 Class
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.69%)	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.68%	[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.56%	[5]
Performance Inception Date	oef_PerfInceptionDate	Dec. 15, 2020

[1]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[2]	The Fund began comparing its performance to the MSCI World ex U.S. Index rather than the MSCI World ex U.S. Small Cap Index in order to satisfy a change in regulatory requirements. The MSCI World ex U.S. Small Cap Index will be maintained as a secondary index, as it shows how the Fund's performance compares to an index with characteristics that are more representative of the Fund's investment strategy than the MSCI World ex U.S. Index.
[3]	Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[4]	Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.
[5]	R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.